Fair value measurement	3 Months Ended
Mar. 31, 2017
Fair value measurement
Fair value measurement

3. Fair value measurement

The Company follows FASB accounting guidance on fair value measurements for financial assets and liabilities measured on a recurring basis. Because of their short term nature, the amounts reported in the balance sheet for cash and cash equivalents, and accounts payable approximate fair value.

The guidance requires fair value measurements to maximize the use of “observable inputs.” The three-level hierarchy of inputs to measure fair value are as follows:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Because of their short term nature, the amounts reported in the balance sheet for cash and cash equivalents, and accounts payable approximate fair value.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity). The fair values of the outstanding warrants were measured using the Black-Scholes option-pricing model. Inputs used to determine estimated fair value of the warrant liabilities include the estimated fair value of the underlying stock at the valuation date, the estimated term of the warrants, risk-free interest rates, expected dividends and the expected volatility of the underlying stock. The significant unobservable inputs used in the fair value measurement of the warrant liabilities were the volatility rate and the estimated term of the warrants. Generally, increases (decreases) in the fair value of the underlying stock and estimated term would result in a directionally similar impact to the fair value measurement.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis for the periods presented (in thousands):

	As of March 31, 2017
	Level I	Level II	Level III	Total
Cash equivalents	49,601	—	—	49,601
Total assets	$49,601	$—	$—	$49,601
Warrant liabilities	—	—	26,018	26,018
Total liabilities	$—	$—	$26,018	$26,018

	As of December 31, 2016
	Level I	Level II	Level III	Total
Warrant liabilities	—	—	11,090	11,090
Total liabilities	$—	$—	$11,090	$11,090